Long-Term Investments - Schedule of Equity-method Investments (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Equity investments, Carrying value	$ 44,000,000	$ 56,000,000
ST-Ericsson SA [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments, Carrying value	$ 44,000,000	$ 43,000,000
Equity investments, Ownership percentage	50.00%	50.00%
Incard do Brazil Ltda [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments, Carrying value	$ 0	$ 3,000,000
Equity investments, Ownership percentage	50.00%	50.00%
Other Investment [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments, Carrying value		$ 10,000,000